Vessels, net - Vessels (Tables) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Balance, at the beginning of period	$ 749,088
Balance, at the end of period	887,094
Cost | Vessels
Balance, at the beginning of period	763,950
Additions	172,510
Sale of vessel	(4,625)
Vessels transferred to held for sale	(17,100)
Balance, at the end of period	914,735
Accumulated Depreciation | Vessels
Balance, at the beginning of period	(14,862)
Depreciation	(13,974)
Sale of vessel	321
Vessels transferred to held for sale	874
Balance, at the end of period	(27,641)
Net Book Value | Vessels
Balance, at the beginning of period	749,088
Additions	172,510
Depreciation	(13,974)
Sale of vessel	(4,304)
Vessels transferred to held for sale	(16,226)
Balance, at the end of period	$ 887,094